Other disclosures - Disclosure of home purchase loans in Spain (Details) - Home purchase loans - Spain - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.66%
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	€ 60,431	€ 61,097
Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	203	215
Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	60,228	60,882
Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	959	924
Credit impaired | Gross carrying amount | Without collateral
Disclosure of credit risk exposure [line items]
Financial assets	14	16
Credit impaired | Gross carrying amount | With collateral
Disclosure of credit risk exposure [line items]
Financial assets	€ 945	€ 908